Advances for Capital Expenditures	12 Months Ended
Mar. 31, 2026
Advances for Capital Expenditures [Abstract]
ADVANCES FOR CAPITAL EXPENDITURES

NOTE 9 – ADVANCES FOR CAPITAL EXPENDITURES

During the period from April to May 2025, as part and partial of planned operation, the Company made strategic advance payments for the development of systemic functional modules critical to its Internet Hospital business. These payments, which are classified as advances for capital expenditures on the condensed consolidated balance sheet, were made in accordance with the terms of the underlying agreements to secure priority development and favorable commercial terms. None of the suppliers of the systemic function modules was related party of the Company. In late February 2026, global supply chain disruptions driven by international macroeconomic factors resulted in significant cost increases. The vendors notified the Company that they could no longer achieve the agreed technical specifications within the original contractual cost framework. The Company evaluated the situation and concluded that continuing the project under the current arrangements was no longer commercially viable. Consequently, in June 2026, the Company terminated the development agreements with all vendors. As of the date of this report, all advances for capital expenditures has been refunded to the Company.